Schedule of Currency Exchange Rates (Details)	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1798	6.8717	7.0998
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1206	6.8855	6.7873